Trade receivables and Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables [abstract]
Disclosure of detailed information about trade receivables and prepayments and other receivables [text block]

Amounts in US$ '000	2018	2017
Trade receivables	16,215	19,519
	16,215	19,519
To be recovered from co-venturers (Note 33)	1,819	2,455
Related parties receivables (Note 33)	-	56
Prepayments and other receivables	7,889	5,242
	9,708	7,753
Total	25,923	27,272

Classified as follows:
Current	25,704	27,037
Non-current	219	235
Total	25,923	27,272

Disclosure of movements on the provision for impairment of trade and other receivables [text block]	Movements on the Group provision for impairment are as follows:
Amounts in US$ '000	2018	2017
At 1 January	594	741
Foreign exchange income	(48)	(147)
	546	594